Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 29, 2023	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Recapitalization exchange ratio				0.408
Reportable segment		1
Line of credit, minimum required cash balance					$ 15,000,000	$ 15,000,000
Restricted cash	$ 250,000	$ 250,000
Federal deposit insurance corporations		250,000
Trade accounts receivables
Deferred transaction costs	7,500,000	3,329,000
Deferred debt issuance costs	$ 100,000	$ 100,000
Tax benefit		50.00%
Tax liability
Number of class of shares	1	1
Interest rate	12.00%	12.00%				12.00%
Proceeds from shareholder receivables	$ 500,000
Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Amortized over their period		3 years
Convertible 12% Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate	12.00%
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate	12.00%
Fair Value Option [Member] | Convertible 12% Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate	12.00%
Fair Value Option [Member] | Convertible 12% Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate	12.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Other receivables		$ 0	$ 100,000
Employee Stock Options, After Exchange Ratio [Member]
Summary of Significant Accounting Policies [Line Items]
Stock options (in Shares) | shares			185,231
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Borrowing term		1 year
Transaction Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred transaction costs
Convertible Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Borrowing term	3 years
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate	12.00%
No Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue percentage		10.00%	10.00%